Document And Entity Information	9 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Entity Registrant Name	GENSPERA INC
Entity Central Index Key	0001421204
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	GNSZ